Retirement-Related Benefits - Contributions and Direct Benefit Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total	$ 1,317	$ 1,291
Trust for Benefit of Employees
Defined Benefit Plan Disclosure [Line Items]
Contributions by employer - Noncash	730	741
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Total	204	194
Non-U.S. DB plans
Defined Benefit Plan Disclosure [Line Items]
Total	40	67
Non-U.S. DB plans | Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Contributions by employer - Noncash	204	194
Multi-employer plans
Defined Benefit Plan Disclosure [Line Items]
Total	13	13
DC plans
Defined Benefit Plan Disclosure [Line Items]
Total	461	440
Direct benefit payments
Defined Benefit Plan Disclosure [Line Items]
Total	$ 599	$ 578